Chapter 11 Proceedings - Cash Flow (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reorganization, Chapter 11 [Line Items]
Net loss	$ (605)	$ (1,748)
Depreciation	83	182
Loss on disposals	(11)	0
Income (Loss) from Equity Method Investments	(2)	66
Loss on impairment of investments	0	47
Deferred tax benefit	(1)	(2)
Non-cash reorganization items	178	0
Unrealized foreign exchange (gain)/loss	(4)	22
Change in allowance for credit losses	60	63
Payments for long-term maintenance	(26)	(71)
Repayments made under lease arrangements	(31)	0
Trade accounts receivable	10	16
Trade accounts payable	15	(16)
Related party receivables	(17)	(88)
Related party payables	1	(9)
Other assets	(8)	5
Other liabilities	74	(39)
Net cash used in operating activities	(64)	(278)
Additions to drilling units and equipment	(13)	(14)
Proceeds from disposal of drilling unit	7	0
Net cash used in investing activities	(19)	(13)
Net cash used in financing activities	0	(24)
Effect of exchange rate changes on cash	4	(22)
Net decrease in cash and cash equivalents, including restricted cash	(79)	(337)
Cash and cash equivalents, including restricted cash, at beginning of the period	723	1,357
Cash and cash equivalents, including restricted cash, at the end of period	644	$ 1,020
Reorganization, Chapter 11, Debtor-in-Possession
Reorganization, Chapter 11 [Line Items]
Net loss	(575)
Depreciation	83
Loss on disposals	(11)
Income (Loss) from Equity Method Investments	(1)
Loss on impairment of investments	152
Deferred tax benefit	(1)
Non-cash reorganization items	178
Unrealized foreign exchange (gain)/loss	(4)
Change in allowance for credit losses	54
Payments for long-term maintenance	(26)
Repayments made under lease arrangements	(12)
Trade accounts receivable	3
Trade accounts payable	14
Related party receivables	0
Related party payables	28
Other assets	11
Other liabilities	45
Net cash used in operating activities	(62)
Additions to drilling units and equipment	(13)
Proceeds from disposal of drilling unit	7
Net cash used in investing activities	(6)
Net cash used in financing activities	0
Effect of exchange rate changes on cash	4
Net decrease in cash and cash equivalents, including restricted cash	(64)
Cash and cash equivalents, including restricted cash, at beginning of the period	625
Cash and cash equivalents, including restricted cash, at the end of period	$ 561